Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2020
$250.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Percentage of convertible note embedded derivative	5.00%
$400 Million Convertible Senior Notes
Disclosure Of Financial Instruments [Line Items]
Percentage of convertible note embedded derivative	3.75%
$600.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Percentage of convertible note embedded derivative	0.00%